UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760
DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.6%
Arizona 2.3%
Salt River, AZ, Pima-Maricopa Indian Community, 0.28% *, 10/1/2026, LOC: Bank of America NA	2,440,000	2,440,000
California 4.3%
California, Imperial Irrigation District, 0.35%, 4/7/2011	3,112,000	3,112,000
California, Statewide Communities Development Authority Revenue, Butte County, Series A-1, 2.0%, 6/30/2011	1,400,000	1,404,870

		4,516,870
Colorado 1.6%
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 0.39% *, 8/1/2017, LOC: Wells Fargo Bank NA	1,720,000	1,720,000
Connecticut 0.7%
University of Connecticut, Series A, 5.0%, 1/15/2012, INS: NATL	760,000	786,982
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.33% *, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	693,000	693,000
District of Columbia 3.2%
District of Columbia, Family & Child Services Revenue, 0.32% *, 7/1/2041, LOC: Bank of America NA	3,370,000	3,370,000
Florida 3.1%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.28% *, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	670,000	670,000
Hillsborough County, FL, Aviation Revenue, 0.34%, 5/12/2011	2,555,000	2,555,000

		3,225,000
Georgia 4.3%
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.32% *, 1/1/2048, LOC: Dexia Credit Local	2,000,000	2,000,000
Henry County, GA, General Obligation, 5.0%, 7/1/2011	2,500,000	2,528,701

		4,528,701
Hawaii 2.6%
Maui County, HI, General Obligation, Series B, 3.0%, 6/1/2011	2,675,000	2,686,900
Illinois 3.6%
Illinois, Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.39% *, 11/1/2037, LOC: LaSalle Bank NA	2,500,000	2,500,000
Illinois, Finance Authority Revenue, Clare Oaks, Series D, 0.33% *, 11/1/2040, LOC: Sovereign Bank FSB	1,300,000	1,300,000

		3,800,000
Kentucky 5.8%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 0.85% *, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	1,700,000	1,700,000
Series B-3, 0.85% *, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	4,375,000	4,375,000

		6,075,000
Massachusetts 6.1%
Massachusetts, State Water Resources Authority, Series DCL-004, 144A, 0.33% *, 2/1/2032, INS: AGMC, SPA: Dexia Credit Local	6,425,000	6,425,000
Michigan 10.2%
Michigan, Finance Authority Revenue, State Aid Notes, Series D-3, 144A, 2.0%, 8/22/2011, LOC: Scotiabank	2,000,000	2,012,890
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 0.26% *, 11/1/2030, LOC: Comerica Bank	780,000	780,000
Michigan, Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2011	1,630,000	1,667,510
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit, Series B-4, 3.75%, Mandatory Put 3/15/2012 @ 100, 11/15/2033	4,000,000	4,124,219
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series F-8, 0.34% **, 11/15/2049	2,100,000	2,100,000

		10,684,619
Minnesota 0.7%
University of Minnesota, Special Purpose Revenue, Biomedical Science Research Facilities Funding Program, Series A, 3.0%, 8/1/2011	695,000	701,024
New Jersey 4.7%
New Jersey, Economic Development Authority Revenue, Princeton Montessori Society, 0.48% *, 6/1/2038, LOC: Sovereign Bank FSB	5,000,000	5,000,000
New York 10.5%
New York, Metropolitan Transportation Authority Revenue:
0.32%, 5/5/2011	4,000,000	4,000,000
0.35%, 7/14/2011	5,000,000	5,000,000
Suffolk County, NY, Tax Anticipation Notes, 3.0%, 8/11/2011	2,000,000	2,017,297

		11,017,297
North Carolina 9.9%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Duke University Health Systems, Series B, 0.55% **, 6/1/2039	5,000,000	5,002,134
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.26% *, 4/1/2036, LOC: Branch Banking & Trust	2,925,000	2,925,000
Union County, NC, Enterprise Systems Revenue, 0.22% *, 6/1/2034, LOC: Bank of America NA	2,500,000	2,500,000

		10,427,134
Oregon 6.2%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/30/2011	4,000,000	4,015,857
Oregon, State Veterans Welfare, Series B, 0.25% *, 12/1/2045, SPA: Dexia Credit Local	2,500,000	2,500,000

		6,515,857
Tennessee 4.2%
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.24% *, 7/1/2038, LOC: US Bank NA	4,415,000	4,415,000
Texas 8.6%
Harris County, TX, Capital Appreciation, Toll Road, Series A, 0.49% ***, 8/15/2011, INS: NATL	1,000,000	998,176
Harris County, TX, General Obligation, 0.31%, 7/14/2011	1,100,000	1,100,000
Houston, TX, Airport Systems Revenue, 0.32%, 5/3/2011	5,000,000	5,000,000
Texas, State Tax & Revenue Anticipation Notes, Series 3813, 144A, 0.3% *, 8/31/2011, LIQ: JPMorgan Chase Bank	2,000,000	2,000,000

		9,098,176
Virginia 1.2%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.29% *, 10/1/2037, LOC: Branch Banking & Trust	1,290,000	1,290,000
Washington 3.2%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.36% *, 9/1/2035, LOC: US Bank NA	1,575,000	1,575,000
Snohomish County, WA, Limited Tax, Prerefunded 12/1/2011 @ 100, 5.375%, 12/1/2019, INS: NATL	1,780,000	1,838,662

		3,413,662
Wyoming 1.9%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series A, 0.35% *, 7/1/2014, LOC: National Rural Utilities Cooperative Finance Corp.	2,000,000	2,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $104,830,222) †	99.6	104,830,222
Other Assets and Liabilities, Net	0.4	409,092

Net Assets	100.0	105,239,314

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2011.

**
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

*** Annualized yield at time of purchase; not a coupon rate.
† The cost for federal income tax purposes was $104,830,222.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
FSB: Federal Savings Bank
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31,2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$104,830,222	$—	$104,830,222
Total	$—	$104,830,222	$—	$104,830,222

There have been no transfers between Level 1 and Level 2 fair value measurements during the period end March 31, 2011.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011